Financial instruments - Fair values and risk management - Tanker market risk scenario (Details) - Market risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Profit or loss	$ 19,332	$ 13,420	$ 14,140
Decrease in risk variable, impact on profit (loss)	$ (19,323)	$ (13,420)	$ (14,140)